UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03632

Deutsche Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2018 (Unaudited)

Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.3%
Alabama 0.7%
Alabama, State Public School & College Authority Revenue, Series B, 5.0%, 1/1/2024	9,680,000	11,206,923
Alaska 0.4%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	605,000	607,590
Alaska, State Housing Finance Corp., State Capital Project Bonds II, Series D, 5.0%, 12/1/2026	5,515,000	6,340,099
		6,947,689
Arizona 1.0%
Arizona, State School Facilities Board, Certificates of Participation, Series A, 5.0%, 9/1/2023	3,500,000	4,000,920
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,750,000	4,074,000
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	895,000	948,476
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, Prerefunded 7/1/20 @ 100, 5.0%, 7/1/2028	4,000,000	4,309,800
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,579,816
Pima County, AZ, Sewer Revenue, Series A, 5.0%, 7/1/2021	650,000	718,042
		16,631,054
California 8.6%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series S-7, 4.0%, 4/1/2029	8,500,000	9,384,425
Series S-7, 4.0%, 4/1/2030	2,845,000	3,114,621
Series F-1, Prerefunded 4/1/2019 @ 100, 5.0%, 4/1/2028	10,000,000	10,394,500
Series F-1, Prerefunded 4/1/2019 @ 100, 5.25%, 4/1/2029	2,500,000	2,605,325
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded 7/1/2019 @ 100, 6.0%, 7/1/2029	4,000,000	4,238,320
California, State Economic Recovery, Series A, Prerefunded 7/1/2019 @ 100, 5.25%, 7/1/2021	5,000,000	5,255,500
California, State General Obligation, 5.25%, 10/1/2025	10,000,000	10,596,400
California, State General Obligation, Various Purposes:
4.0%, 9/1/2032	5,000,000	5,333,900
5.25%, 9/1/2027	10,000,000	11,182,300
6.0%, 3/1/2033	3,765,000	4,089,355
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 11/15/2032	2,000,000	2,351,060
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded 11/1/2019 @ 100, 6.25%, 11/1/2021	7,000,000	7,555,030
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, Prerefunded 4/1/2019 @ 100, 6.125%, 4/1/2028	2,000,000	2,102,960
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series A, 5.0%, 3/1/2024	1,000,000	1,138,930
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	10,712,500
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,147,180
Sacramento, CA, Municipal Utility District, Series U, 5.0%, 8/15/2023, INS: AGMC	4,295,000	4,368,659
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, Prerefunded 5/15/2019 @ 100, 5.125%, 5/15/2029	4,000,000	4,180,960
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,442,800
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2028	5,000,000	5,442,800
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	9,392,040
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	1,145,000	1,226,180
Series C, Prerefunded 5/1/2020 @ 100, 5.0%, 5/1/2025	855,000	916,757
Series C, 5.0%, 5/1/2026	1,635,000	1,752,017
Series C, Prerefunded 5/1/2020 @ 100, 5.0%, 5/1/2026	1,215,000	1,302,759
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 4.0%, 11/1/2030	13,000,000	14,276,340
Ventura County, CA, Certificates of Participation, Public Financing Authority III, Prerefunded 8/15/2019 @ 100, 6.0%, 8/15/2026	3,370,000	3,593,667
		145,097,285
Colorado 0.7%
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,650,825
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, Prerefunded 3/15/2021 @ 100, 5.0%, 3/15/2025	3,285,000	3,604,433
Colorado, University Enterprise System Revenue, Series A, Prerefunded 6/1/2019 @ 100, 5.5%, 6/1/2023	1,000,000	1,049,470
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	542,980
Series B, 5.0%, 11/15/2021	500,000	555,535
Series B, 5.0%, 11/15/2022	2,350,000	2,656,756
		11,059,999
Connecticut 1.9%
Connecticut, State General Obligation, Series A, 5.0%, 3/15/2029	4,340,000	4,785,501
Connecticut, State General Obligation, Green Bonds, Series F, 5.0%, 10/15/2030	3,000,000	3,341,670
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	5,670,000	6,005,607
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, 5.0%, 10/1/2027	8,000,000	8,833,680
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A, 5.0%, 1/1/2027	8,000,000	9,172,640
		32,139,098
Delaware 0.3%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	5,503,842
District of Columbia 0.7%
District of Columbia, General Obligation, Series E, 5.0%, 6/1/2027	2,500,000	2,979,575
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	5,359,850
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029 (a)	1,455,000	1,704,722
Series A, 5.0%, 10/1/2030 (a)	1,455,000	1,694,158
		11,738,305
Florida 5.5%
Broward County, FL, School Board Certificates of Participation, Series A, 5.0%, 7/1/2023	1,875,000	2,137,650
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	1,745,000	1,854,638
Florida, Florida Keys Aqueduct Authority, Water Revenue, 1.1% **, 3/7/2018, LOC: TD Bank NA	1,175,000	1,175,000
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	375,000	380,051
Florida, Jacksonville Electric Authority, Water & Sewer System Revenue:
Series A, 5.0%, 10/1/2026	2,440,000	2,822,299
Series A, Prerefunded 4/1/2024 @ 100, 5.0%, 10/1/2026	2,560,000	2,965,837
Florida, Reedy Creek Improvement District:
Series A, 4.0%, 6/1/2031	2,385,000	2,534,635
Series A, 4.0%, 6/1/2032	1,500,000	1,589,175
Florida, State Board of Public Education, Capital Outlay:
Series B, 4.0%, 6/1/2029	1,450,000	1,575,077
Series C, 4.0%, 6/1/2030	3,345,000	3,632,971
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,286,098
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,478,553
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	5,004,931
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,321,280
Series A, Prerefunded 10/1/2019 @ 100, 5.75%, 10/1/2026	8,000,000	8,528,960
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	2,275,000	2,485,688
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2025	725,000	795,803
Series A-1, 5.5%, 10/1/2026	3,335,000	3,646,489
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2026	1,065,000	1,169,008
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	7,958,440
Miami-Dade County, FL, Water & Sewer Systems Revenue, Prerefunded 10/1/20 @ 100, 5.0%, 10/1/2027, INS: AGMC	10,000,000	10,864,000
Monroe County, FL, School District, Sales Tax Revenue, 5.0%, 10/1/2023, INS: AGMC	1,200,000	1,367,412
Orlando & Orange County, FL, Expressway Authority Revenue:
Series B, 5.0%, 7/1/2022	2,000,000	2,243,240
Series A, Prerefunded 7/1/2020 @ 100, 5.0%, 7/1/2028	7,500,000	8,071,950
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2023	3,000,000	3,428,640
South Miami, FL, Health Facilities Authority, Baptist Health South Florida:
5.0%, 8/15/2024	1,625,000	1,862,559
5.0%, 8/15/2029	3,000,000	3,471,900
5.0%, 8/15/2030	2,250,000	2,589,975
		92,242,259
Georgia 5.4%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	8,849,956
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,738,472
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,397,350
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	11,997,100
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	8,724,408
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2033	1,000,000	1,129,080
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	11,492,534
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2033	1,000,000	1,129,080
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System Obligated Group:
Series B, 5.5%, 2/15/2029	2,110,000	2,239,195
Series B, Prerefunded 2/15/2020 @ 100, 5.5%, 2/15/2029	6,790,000	7,291,645
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,705,000	1,985,950
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	9,320,000	10,033,912
Georgia, Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Series D, 4.0%, 7/1/2029	7,150,000	7,837,687
Georgia, Municipal Electric Authority, Combined Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,121,080
Series A, 5.0%, 11/1/2027	1,000,000	1,076,070
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,572,200
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	3,694,011
Georgia, State General Obligation, Series C-1, 3.0%, 1/1/2027	1,500,000	1,563,915
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, Prerefunded 6/1/2019 @ 100, 5.0%, 6/1/2021	2,500,000	2,608,300
		91,481,945
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, Prerefunded 12/1/2019 @ 100, 5.375%, 12/1/2024	1,000,000	1,066,730
Hawaii 2.3%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,523,014
Series A, 5.25%, 7/1/2028	5,010,000	5,412,203
Series A, 5.25%, 7/1/2029	3,155,000	3,407,526
Hawaii, State General Obligation:
Series FB, 4.0%, 4/1/2029	10,000,000	10,824,600
Series FH, 4.0%, 10/1/2031	8,000,000	8,551,120
Series FK, 4.0%, 5/1/2032	4,400,000	4,691,940
Series DK, Prerefunded 5/1/2018 @ 100, 5.0%, 5/1/2021	180,000	181,116
Honolulu City & County, HI, Wastewater Systems Revenue:
Series B, 4.0%, 7/1/2029	2,475,000	2,682,752
Series B, 4.0%, 7/1/2030	1,000,000	1,075,490
		39,349,761
Illinois 6.8%
Chicago, IL, O'Hare International Airport Revenue:
Series D, 5.0%, 1/1/2023	6,540,000	7,374,635
Series B, 5.0%, 1/1/2029	5,000,000	5,686,050
Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	10,575,500
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series C, 5.0%, 1/1/2030	1,250,000	1,430,775
Series B, 5.0%, 1/1/2033	3,000,000	3,439,740
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	729,463
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,130,910
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	3,639,650
5.0%, 6/1/2025	13,000,000	14,854,450
5.25%, 6/1/2020	3,000,000	3,215,850
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,876,250
Illinois, State Finance Authority Revenue, Northwestern Memorial Healthcare:
Series A, 5.0%, 7/15/2024	1,800,000	2,086,380
Series A, 5.0%, 7/15/2025	2,000,000	2,343,380
Illinois, State Finance Authority Revenue, Uhlich Children's Advantage, 1.06% **, 3/7/2018, LOC: U.S. Bank NA	1,445,000	1,445,000
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2026	6,330,000	7,347,104
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	10,000,000	11,456,200
Illinois, State Toll Highway Authority Revenue:
Series D, 5.0%, 1/1/2024	11,840,000	13,560,707
Series A, 5.0%, 1/1/2027	1,250,000	1,407,700
Series A, 5.0%, 1/1/2028	1,250,000	1,403,425
Series A-1, 5.25%, 1/1/2030	5,000,000	5,324,100
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,012,070
Northern, IL, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2028	3,435,000	3,923,045
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	645,000	646,851
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	3,915,415
		113,824,650
Indiana 1.2%
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	11,158,400
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,748,402
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	5,845,143
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,080,940
		20,832,885
Kansas 0.8%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	4,767,032
Kansas, State Development Finance Authority, Sisters of Charity of Leavenworth Health System, Inc.:
Series A, 5.25%, 1/1/2025	995,000	1,055,028
Series A, Prerefunded 1/1/2020 @ 100, 5.25%, 1/1/2025	6,505,000	6,922,946
		12,745,006
Kentucky 0.1%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,053,180
Louisiana 0.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, Prerefunded 10/1/2019 @ 100, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,438,232
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,674,078
		3,112,310
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,635,684
Maryland 0.1%
Maryland, State Economic Development Corp. Revenue, Transportation Facilities Projects:
Series A, 5.0%, 6/1/2031	1,000,000	1,138,310
Series A, 5.0%, 6/1/2032	500,000	567,320
		1,705,630
Massachusetts 2.8%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,116,486
Massachusetts, State Development Finance Agency Revenue, Series H-1, 5.0%, 7/1/2022	2,740,000	3,068,416
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series I, 5.0%, 7/1/2027	3,300,000	3,806,847
Series I, 5.0%, 7/1/2028	5,000,000	5,728,100
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	4,210,000	4,593,489
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2031	5,860,000	6,614,006
Series A, 6.0%, 7/1/2024	1,785,000	1,883,086
Series A, Prerefunded 7/1/2019 @ 100, 6.0%, 7/1/2024	3,215,000	3,404,363
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	515,000	519,542
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.0%, 10/15/2027	7,000,000	7,755,440
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs:
Series A, 5.0%, 6/1/2031	2,750,000	3,143,553
Series A, 5.0%, 6/1/2032	2,800,000	3,197,208
		47,830,536
Michigan 4.4%
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,317,468
Series A, 5.0%, 5/1/2021	2,100,000	2,289,462
Michigan, Great Lakes Water Authority, Water Supply Systems Revenue, Senior Lien, Series C, 5.0%, 7/1/2031	10,000,000	11,322,400
Michigan, State Building Authority Revenue, Facilities Program:
Series II-A, 5.0%, 10/15/2024	1,610,000	1,777,794
Series I, 5.0%, 4/15/2027	11,225,000	13,025,490
Michigan, State Finance Authority Revenue, Series C-3, 5.0%, 4/1/2023	3,000,000	3,316,470
Michigan, State Finance Authority Revenue, Clean Water Revolving Fund, Series B, 4.0%, 10/1/2030	7,500,000	8,057,625
Michigan, State Finance Authority Revenue, Henry Ford Health System:
5.0%, 11/15/2028	2,000,000	2,286,180
5.0%, 11/15/2031	10,700,000	12,091,642
Michigan, State Finance Authority Revenue, Trinity Health Credit Group:
Series A, 5.0%, 12/1/2024	1,500,000	1,736,490
5.5%, 12/1/2026	2,000,000	2,370,620
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group, 5.0%, 11/15/2027	2,250,000	2,594,543
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,222,808
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,164,730
		73,573,722
Minnesota 0.8%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
Series A, 5.0%, 1/1/2027	2,000,000	2,274,300
Series A, 5.0%, 1/1/2028	3,500,000	3,965,780
Minnesota, State General Fund Revenue, Series B, 5.0%, 3/1/2023	5,945,000	6,631,707
Minnetonka, MN, Housing Facilities Revenue, Beacon Hill, 1.07% **, 3/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	385,000	385,000
		13,256,787
Mississippi 1.0%
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	6,110,000	6,635,949
Series D, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,430,400
Mississippi, State Gaming Tax Revenue, Series E, 5.0%, 10/15/2028	4,755,000	5,457,599
		17,523,948
Missouri 0.3%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center:
Series A, 5.0%, 6/1/2022	1,570,000	1,755,040
Series A, 5.0%, 6/1/2023	1,375,000	1,530,086
Kansas City, MO, Sanitary Sewer System Revenue:
Series B, 5.0%, 1/1/2027 (a)	700,000	797,139
Series B, 5.0%, 1/1/2030 (a)	625,000	711,144
Series B, 5.0%, 1/1/2032 (a)	650,000	732,400
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	230,000	233,349
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	215,000	219,810
		5,978,968
Nebraska 0.3%
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2029	2,080,000	2,409,555
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	475,000	478,045
Series C, 4.5%, 9/1/2043	1,485,000	1,499,211
		4,386,811
Nevada 1.7%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,168,987
5.0%, 6/1/2025	3,190,000	3,324,554
Clark County, NV, Flood Control, 5.0%, 11/1/2022	3,215,000	3,642,370
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,199,815
Las Vegas Valley, NV, Water District:
Series A, 5.0%, 6/1/2027	2,000,000	2,326,600
Series C, 5.0%, 9/15/2027	4,355,000	5,085,551
Series B, 5.0%, 12/1/2027	2,500,000	2,901,075
Washoe County, NV, School District, Series A, 5.0%, 6/1/2026	4,855,000	5,638,112
		29,287,064
New Hampshire 0.6%
New Hampshire, State Municipal Bond Bank:
Series B, 4.0%, 8/15/2030	2,875,000	3,112,532
Series B, 4.0%, 8/15/2031	4,515,000	4,857,192
New Hampshire, State Turnpike Systems, Series B, 5.0%, 2/1/2024	1,775,000	1,958,961
		9,928,685
New Jersey 2.2%
New Jersey, State Economic Development Authority Revenue, School Facilities Construction, Series W, Prerefunded 3/1/2018 @ 100, 5.0%, 3/1/2019	25,000	25,000
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	2,060,000	2,003,247
New Jersey, State Health Care Facilities Financing Authority Revenue, Princeton Healthcare System, Series A, 5.0%, 7/1/2024	2,000,000	2,278,440
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,368,800
Series B, 5.25%, 6/15/2026	5,000,000	5,350,950
New Jersey, State Turnpike Authority Revenue:
Series B, 5.0%, 1/1/2028	7,870,000	8,759,782
Series A, 5.0%, 1/1/2032	12,000,000	13,788,960
		37,575,179
New Mexico 0.0%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	330,000	338,507
"I", Series D, 5.35%, 9/1/2040	215,000	222,957
"I", Series B-2, 5.65%, 9/1/2039	65,000	66,223
		627,687
New York 6.9%
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue, Series A, 5.0%, 10/1/2023	3,000,000	3,476,400
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, MUNIPSA + 0.58% , 1.67% *, Mandatory Put 11/1/2019 @ 100, 11/1/2031	5,000,000	5,003,700
New York, State Dormitory Authority Revenues, Non State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,065,472
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,070,560
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	11,016,400
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,261,500
New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,112,480
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	864,338
Series B1, 5.0%, 11/1/2028	1,175,000	1,348,313
Series D-1, 5.0%, 11/1/2028	9,715,000	10,779,473
Series E-1, 5.0%, 2/1/2029	3,055,000	3,376,478
Series B1, 5.0%, 11/1/2029	935,000	1,067,153
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	7,844,647
Series S-2, 5.0%, 7/15/2031	12,110,000	14,118,080
New York, NY, General Obligation:
Series F, 5.0%, 8/1/2024	9,000,000	9,997,110
Series B, 5.0%, 8/1/2026	2,870,000	3,322,168
Series C, 5.0%, 8/1/2027	5,000,000	5,782,200
Series D-1, 5.0%, 8/1/2029	8,620,000	9,770,080
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,645,630
		116,922,182
North Carolina 1.4%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,088,360
North Carolina, State Capital Improvement Obligation, Series A, Prerefunded 5/1/2020 @ 100, 5.0%, 5/1/2024	10,745,000	11,533,038
North Carolina, State Limited Obligation, Series B, 5.0%, 6/1/2024	10,000,000	11,663,800
		24,285,198
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,405,675
Ohio 1.8%
Cleveland, OH, Airport Systems Revenue:
Series A, 5.0%, 1/1/2027	3,000,000	3,252,810
Series A, 5.0%, 1/1/2031, INS: AGMC	1,000,000	1,112,860
Columbus, OH, General Obligation:
Series A, 4.0%, 4/1/2029	2,500,000	2,739,025
Series A, 4.0%, 4/1/2030	3,065,000	3,350,321
Series A, 4.0%, 4/1/2031	2,055,000	2,227,456
Series 1, 5.0%, 7/1/2023	5,125,000	5,879,041
Lucas County, OH, Hospital Revenue, Promedica Healthcare:
Series D, 5.0%, 11/15/2024	1,805,000	1,990,482
Series D, Prerefunded 11/15/21 @ 100, 5.0%, 11/15/2024	995,000	1,107,017
Ohio, State Capital Facilities Lease Appropriation-Administration Building Fund Projects, Series A, 5.0%, 10/1/2022	2,355,000	2,663,835
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,336,450
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	25,000	25,176
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,479,435
		31,163,908
Oregon 1.3%
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,303,630
Series J, Prerefunded 5/1/2021 @ 100, 5.0%, 5/1/2029	5,425,000	5,974,064
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,480,751
Series A, 5.5%, 7/1/2029	7,000,000	7,761,530
		21,519,975
Pennsylvania 5.5%
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	3,094,297
5.0%, 12/1/2032	2,745,000	3,066,165
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	740,000	839,515
5.0%, 6/1/2028	740,000	843,748
5.0%, 6/1/2029	740,000	838,265
5.0%, 6/1/2030	495,000	557,994
5.0%, 6/1/2031	495,000	555,727
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, Prerefunded 3/15/2019 @ 100, 5.5%, 9/15/2024	1,000,000	1,042,230
Pennsylvania, Delaware River Joint Toll Bridge Commission Revenue:
5.0%, 7/1/2031	1,000,000	1,160,800
5.0%, 7/1/2032	1,500,000	1,735,905
Pennsylvania, Emmaus General Authority, Series D-24, 1.12% **, 3/7/2018, LOC: U.S. Bank NA	1,500,000	1,500,000
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, Prerefunded 5/15/2020 @ 100, 5.0%, 11/15/2021	8,000,000	8,597,040
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group:
Series A, 5.0%, 2/1/2028	3,000,000	3,395,970
5.0%, 3/15/2029	10,000,000	11,545,100
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	1,760,000	1,780,064
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	4,585,000	4,731,720
Series 122, 4.0%, 10/1/2046	8,030,000	8,475,103
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, MUNIPSA + 0.88%, 1.97% *, 12/1/2020	3,000,000	3,037,230
Series B, MUNIPSA + 1.15%, 2.24% *, 12/1/2019	500,000	505,485
Series C, 5.0%, 12/1/2028	2,950,000	3,365,832
Series B, 5.0%, 6/1/2029	5,000,000	5,667,000
Series A-2, 5.0%, 12/1/2030	3,500,000	4,039,665
Series A-1, 5.0%, 12/1/2031	1,000,000	1,149,660
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,508,235
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	3,336,426
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,183,130
Philadelphia, PA, Authority for Industrial Development Lease Revenue, Series B-2, 1.07% **, 3/7/2018, LOC: TD Bank NA	2,250,000	2,250,000
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Series 14, 5.0%, 10/1/2029	1,500,000	1,718,115
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	270,000	270,640
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	9,779,453
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	35,836
		92,606,350
Puerto Rico 0.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	47,482
South Carolina 0.7%
Berkeley County, SC, School District Installment Purchase Revenue, Securing Assets for Education, Series A, 5.0%, 12/1/2026	2,000,000	2,282,140
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,028,434
South Carolina, Beaufort-Jasper Water & Sewer Authority, Waterworks & Sewer System Revenue:
Series B, 5.0%, 3/1/2023	1,880,000	2,138,312
Series B, 5.0%, 3/1/2024	500,000	579,170
South Carolina, SCAGO Educational Facilities Corp. for Pickens School District, 5.0%, 12/1/2026	2,970,000	3,402,046
		11,430,102
Tennessee 0.7%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	3,550,000	3,600,801
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048	5,250,000	5,600,280
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	1,065,000	1,099,900
Series 1C, 4.5%, 7/1/2037	1,120,000	1,160,555
		11,461,536
Texas 19.4%
Allen, TX, Independent School District:
5.0%, 2/15/2025	520,000	566,540
Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2025	1,120,000	1,222,939
Dallas, TX, Independent School District, Series A, 4.0%, 2/15/2029	12,710,000	13,717,394
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	970,000	1,048,939
Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2029	3,030,000	3,279,763
5.0%, 10/1/2030	1,210,000	1,307,187
Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,790,000	4,102,410
Dallas-Fort Worth, TX, International Airport Revenue, Series B, 5.0%, 11/1/2028	5,000,000	5,591,300
Denton County, TX, General Obligation, 4.0%, 7/15/2030	3,000,000	3,217,470
Duncanville, TX, Independent School District, 5.0%, 2/15/2028	5,645,000	6,556,103
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	680,000	691,288
Fort Bend County, TX, General Obligation:
Series B, 5.0%, 3/1/2027	4,470,000	5,177,064
Series B, 5.0%, 3/1/2028	7,800,000	9,006,738
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	9,794,927
Frisco, TX, Independent School District:
4.0%, 8/15/2029	6,940,000	7,543,780
4.0%, 8/15/2030	8,170,000	8,813,878
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, MUNIPSA + 0.58% , 1.67% *, Mandatory Put 12/1/2019 @ 100, 12/1/2042	6,000,000	6,003,060
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, 5.0%, 11/15/2025	1,275,000	1,488,282
Harris County, TX, Flood Control District, Contract Tax Revenue:
Series B, 5.0%, 10/1/2028	5,000,000	5,892,250
Series A, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2029	5,000,000	5,418,750
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,081,404
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,386,040
Series B, 5.0%, 7/1/2027	9,600,000	10,612,224
Houston, TX, General Obligation, Series A, 5.0%, 3/1/2026	865,000	894,064
Houston, TX, Port Authority, Series A, 5.0%, 10/1/2023	4,565,000	5,253,448
Houston, TX, Utility System Revenue, SIFMA Index, Series A, MUNIPSA + 0.90% , 1.99% *, Mandatory Put 5/1/2020 @ 100, 5/15/2034	12,000,000	12,069,360
Houston, TX, Utility Systems Revenue:
Series C, 5.0%, 5/15/2022	2,000,000	2,243,220
Series D, 5.0%, 11/15/2028	3,560,000	4,147,400
Series A, 5.25%, 11/15/2028	2,500,000	2,733,400
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,452,066
Judson, TX, Independent School District, School Building, 4.0%, 2/1/2029	2,000,000	2,150,140
Katy, TX, Independent School District, Series A, 5.0%, 2/15/2028	6,210,000	7,229,558
Longview, TX, Independent School District, School Building Improvements, Prerefunded 8/15/2018 @ 100, 5.0%, 2/15/2022	265,000	269,288
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,176,600
Magnolia, TX, Independent School District:
4.0%, 8/15/2029	1,255,000	1,354,772
4.0%, 8/15/2030	1,305,000	1,395,162
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2027	1,945,000	2,220,957
Series A, 5.0%, 1/1/2028	1,150,000	1,307,021
Series B, 5.0%, 1/1/2029	2,845,000	3,231,579
North Texas, Tollway Authority Revenue, First Tier, Series A, 5.0%, 1/1/2025	1,480,000	1,682,124
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, Prerefunded 9/1/2021 @ 100, 5.25%, 9/1/2027	9,080,000	10,130,647
Series A, Prerefunded 9/1/2021 @ 100, 5.5%, 9/1/2028	1,240,000	1,393,934
Pearland, TX, Independent School District, School Building:
4.0%, 2/15/2031	3,815,000	4,085,903
4.0%, 2/15/2032	3,650,000	3,887,870
Plano, TX, General Obligation:
5.0%, 9/1/2029	645,000	686,622
Prerefunded 3/1/2020 @ 100, 5.0%, 9/1/2029	990,000	1,055,092
San Antonio, TX, Electric & Gas Revenue, Series A, Prerefunded 2/1/2019 @ 100, 5.25%, 2/1/2026	7,000,000	7,243,110
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,148,140
Socorro, TX, Independent School District:
Series A, 4.0%, 8/15/2031	3,140,000	3,399,427
Series B, 4.0%, 8/15/2031	9,035,000	9,781,472
Series A, 4.0%, 8/15/2032	1,500,000	1,618,800
Series B, 4.0%, 8/15/2032	3,000,000	3,237,600
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2023	2,500,000	2,718,367
Tarrant, TX, Regional Water District Revenue, 5.0%, 3/1/2024	4,955,000	5,718,466
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,212,070
Texas, Dallas-Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2024	2,250,000	2,431,507
Series C, 5.0%, 11/1/2025	4,605,000	4,975,242
Series C, 5.0%, 11/1/2026	3,290,000	3,551,851
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	3,805,228
Texas, Klein Independent School District, Series A, 5.0%, 8/1/2030	5,745,000	6,660,753
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	13,680,000	16,046,093
Texas, New Hope Cultural Education Facilities Finance Corp., Hospital Revenue, Children's Health Care System of Texas Project:
Series A, 5.0%, 8/15/2024	1,250,000	1,444,812
Series A, 5.0%, 8/15/2029	1,290,000	1,505,585
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	3,790,000	4,107,564
Texas, Sheldon Independent School District, 5.0%, 2/15/2029	3,060,000	3,652,936
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022, GTY: Macquarie Group Ltd.	5,000,000	5,593,900
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2028	5,000,000	5,754,050
Texas, State Transportation Commission Mobility Fund, Series B, MUNIPSA + 0.38% , 1.47% *, Mandatory Put 10/1/2018 @ 100, 10/1/2041	5,000,000	5,000,900
Texas, State University Systems Financing Revenue, Series A, 5.0%, 3/15/2027	4,000,000	4,638,720
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,186,080
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,401,950
Victoria, TX, Independent School District:
4.0%, 2/15/2028	5,000,000	5,432,600
4.0%, 2/15/2029	3,625,000	3,909,961
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,792,566
5.0%, 12/15/2027	2,770,000	2,927,558
5.0%, 12/15/2028	2,905,000	3,067,593
		327,534,858
Utah 0.2%
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	2,967,804
Virginia 2.1%
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	20,162,938
Virginia, State Public Building Authority, Public Facilities Revenue, Series A, 4.0%, 8/1/2030	6,370,000	6,878,071
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,691,023
		34,732,032
Washington 5.5%
King County, WA, Public Hospital District No. 2, 5.0%, 12/1/2022	6,865,000	7,756,489
Port of Seattle, WA, Revenue Bond, Series B, 5.0%, 3/1/2022	1,250,000	1,394,387
Seattle, WA, Municipal Light & Power Revenue:
Series B-1, MUNIPSA + 0.68% , 1.77% *, Mandatory Put 11/1/2018 @ 100, 5/1/2045	6,000,000	6,005,400
Series B, 5.0%, 2/1/2025	7,250,000	7,695,730
Seattle, WA, Solid Waste Revenue, 4.0%, 6/1/2031	5,150,000	5,477,128
Washington, Energy Northwest Electric Revenue, Project No. 1, Series A, 5.0%, 7/1/2028	5,000,000	5,806,900
Washington, State General Obligation:
Series 2011-A, Prerefunded 8/1/2020 @ 100, 5.0%, 8/1/2028	10,000,000	10,814,200
Series R-2015-C, 5.0%, 7/1/2030	3,095,000	3,534,118
Series 2011-A, Prerefunded 8/1/2020 @ 100, 5.0%, 8/1/2031	17,845,000	19,297,940
Series A, Prerefunded 8/1/21 @ 100, 5.0%, 8/1/2032	14,000,000	15,515,920
Washington, State Health Care Facilities Authority Revenue, Multicare Health Systems:
Series B, 5.0%, 8/15/2030	1,000,000	1,173,790
Series B, 5.0%, 8/15/2032	1,275,000	1,487,020
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,611,259
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	290,000	296,276
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	843,930
144A, 5.0%, 1/1/2029	840,000	940,876
144A, 5.0%, 1/1/2031	1,030,000	1,142,414
144A, 5.0%, 1/1/2033	1,050,000	1,157,772
		92,951,549
West Virginia 0.2%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,684,616
Wisconsin 2.1%
Wisconsin, State Clean Water Revenue:
Prerefunded 6/1/2024 @ 100, 5.0%, 6/1/2029	8,500,000	9,881,845
Series 1, Prerefunded 6/1/2020 @ 100, 5.0%, 6/1/2031	2,500,000	2,687,400
Wisconsin, State General Fund, Annual Appropriation Revenue:
Series A, 6.0%, 5/1/2026	4,525,000	4,757,359
Series A, Prerefunded 5/1/2019 @ 100, 6.0%, 5/1/2026	475,000	500,013
Wisconsin, State General Obligation:
Series 1, 5.0%, 5/1/2027	3,000,000	3,404,700
Series A, Prerefunded 5/1/2021 @ 100, 5.25%, 5/1/2026	3,500,000	3,881,080
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, Prerefunded 2/15/2020 @ 100, 5.375%, 8/15/2024	1,000,000	1,073,490
Wisconsin, State Transportation Revenue:
Series 2, 5.0%, 7/1/2023	2,500,000	2,866,450
Series 2, 5.0%, 7/1/2026	5,000,000	5,797,350
		34,849,687
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,631,554,622)	99.3	1,672,906,576
Other Assets and Liabilities, Net	0.7	11,490,198
Net Assets	100.0	1,684,396,774

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of February 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2018. Date shown reflects the earlier of demand date or stated maturity date.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$1,672,906,576	$—	$1,672,906,576
Total	$—	$1,672,906,576	$—	$1,672,906,576

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Intermediate Tax/AMT Free Fund, a series of Deutsche Tax Free Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2018